CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current assets
Cash and cash equivalents	$ 173,136	¥ 1,126,475	¥ 479,605
Restricted cash	86,366	561,922	172,870
Restricted time deposits	1,037	6,750	8,000
Short-term financing receivables, net	1,515,025	9,857,209	6,470,898
Accrued interest receivable	19,923	129,622	73,148
Prepaid expenses and other current assets	145,283	945,258	219,981
Amounts due from related parties	1,452	9,447	11,742
Inventories, net	15,624	101,653	107,704
Total current assets	1,957,846	12,738,336	7,543,948
Non-current assets
Restricted cash	7,207	46,889
Restricted time deposits	92	600	1,000
Long-term financing receivables, net	274,356	1,785,045	1,066,148
Property, equipment and software, net	9,702	63,125	41,747
Long-term investments	3,610	23,485	24,887
Deferred tax assets	5,970	38,841	42,405
Other assets	5,112	33,263
Total non-current assets	306,049	1,991,248	1,176,187
TOTAL ASSETS	2,263,895	14,729,584	8,720,135
Current liabilities
Accounts payable (including amounts of the consolidated VIEs of RMB72,703 and RMB158,692 as of December 31, 2016 and 2017, respectively)	30,459	198,177	72,703
Amounts due to related parties (including amounts of the consolidated VIEs of RMB397,023 and RMB1,913,601 as of December 31, 2016 and 2017, respectively)	10,376	67,510	137,782
Short term borrowings (including amounts of the consolidated VIEs of RMB70,036 and RMB168,844 as of December 31, 2016 and 2017, respectively)	25,951	168,844	70,036
Short term funding debts (including amounts of the consolidated VIEs of RMB6,968,488 and RMB10,525,134 as of December 31, 2016 and 2017, respectively)	1,617,683	10,525,134	6,968,488
Accrued interest payable (including amounts of the consolidated VIEs of RMB133,993 and RMB290,446 as of December 31, 2016 and 2017, respectively)	44,641	290,446	133,993
Accrued expenses and other current liabilities (including amounts of the consolidated VIEs of RMB593,298 and RMB1,506,805 as of December 31, 2016 and 2017, respectively)	247,611	1,611,029	602,259
Total current liabilities	1,976,721	12,861,140	7,985,261
Non-current liabilities
Long term funding debts (including amounts of the consolidated VIEs of RMB21,014 and RMB166,629 as of December 31, 2016 and 2017, respectively)	25,610	166,629	21,014
Long term borrowings (including amounts of the consolidated VIEs of RMB1,762 and RMB289 as of December 31, 2016 and 2017, respectively)	44	289	1,762
Convertible loans (including amounts of the consolidated VIEs of RMB587,092 and nil as of December 31, 2016 and 2017, respectively)			698,179
Total non-current liabilities	25,654	166,918	720,955
TOTAL LIABILITIES	2,002,375	13,028,058	8,706,216
Commitments and contingencies (Note 22)
MEZZANINE EQUITY (Note 15)
TOTAL MEZZANINE EQUITY			625,570
SHAREHOLDERS' (DEFICIT)/EQUITY:
Additional paid-in capital	324,448	2,110,957
Statutory reserves	8,586	55,861	2,003
Accumulated other comprehensive income/(loss)	(2,298)	(14,951)	16,942
Accumulated deficit	(69,248)	(450,551)	(630,664)
TOTAL SHAREHOLDERS' (DEFICIT)/EQUITY	261,520	1,701,526	(611,651)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' (DEFICIT)/EQUITY	2,263,895	14,729,584	8,720,135
Pre-IPO Series A-1 convertible redeemable preferred shares
MEZZANINE EQUITY (Note 15)
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount			14,485
Pre-IPO Class B ordinary shares
MEZZANINE EQUITY (Note 15)
Redeemable Noncontrolling Interest, Equity, Common, Carrying Amount			1,319
Pre-IPO Series A-2 convertible redeemable preferred shares
MEZZANINE EQUITY (Note 15)
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount			41,810
Pre-IPO Series B-1 convertible redeemable preferred shares
MEZZANINE EQUITY (Note 15)
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount			29,970
Pre-IPO Series B-2 convertible redeemable preferred shares
MEZZANINE EQUITY (Note 15)
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount			537,986
Pre-IPO Class A Ordinary Shares
SHAREHOLDERS' (DEFICIT)/EQUITY:
Ordinary shares			¥ 68
Class A Ordinary Shares
SHAREHOLDERS' (DEFICIT)/EQUITY:
Ordinary shares	22	142
Class B Ordinary Shares
SHAREHOLDERS' (DEFICIT)/EQUITY:
Ordinary shares	$ 10	¥ 68